Retirement and Other Benefit Programs - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Other comprehensive loss, net of tax	$ (8)		$ (2)	$ (7)	$ (6)	$ 1	$ 7	$ 27
Pension and OPEB obligations assumed		$ 667
Pension and OPEB plan assets assumed		347
Voluntary contributions from Baxter		100
Assumption from Baxter of deferred losses on pension and OPEB plans		144
Net benefit plan obligations re-measured on the date of transfer resulting after-tax net loss		$ (5)
Defined Benefit Plan, Funded Status of Plan	497			497
Defined benefit plan, accumulated other comprehensive loss	(262)			(262)
Multi Employer Plan
Defined Benefit Plan Disclosure [Line Items]
Funded status percentage						62.00%	69.00%
Total aggregated contributions						$ 92	$ 83	95
Multi Employer Plan
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit costs						37	45	36
Contribution outstanding						0	0
U.S. Defined Contribution Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contributions by employer						$ 20	$ 16	13
U.S. Defined Contribution Plan | Multi Employer Plan | Qualified Defined Contribution Plan
Defined Benefit Plan Disclosure [Line Items]
Funded status percentage						77.00%	87.00%
Total aggregated contributions						$ 0	$ 0	0
Percentage of employees represent total participants in the U.S. Qualified plan						40.00%
Austrian defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation of Austrian defined benefit pension plan						$ 133	125
Austrian defined benefit plans | Austria
Defined Benefit Plan Disclosure [Line Items]
Other comprehensive loss, net of tax						1	7	27
Austrian defined benefit plans | Discontinued Operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit costs						$ 1	$ 2	$ 1
Multiple Employer
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit costs			$ 9	16	$ 28
Multiple Employer Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded Status of Plan	$ 127			$ 127